Goodwill and Intangibles - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 25, 2017	Aug. 26, 2017
Intangible assets with indefinite life:
Accumulated amortization	$ 2,478	$ 852
Intangible assets, Gross carrying amount	320,000	320,000
Intangible assets, Net carrying amount	317,522	319,148
Brands and trademarks
Intangible assets with finite lives:
Indefinite-lived intangible assets	$ 232,000	$ 232,000
Customer relationships
Intangible assets with indefinite life:
Useful Life	15 years	15 years
Finite-lived intangible assets, Gross carrying amount	$ 59,000	$ 59,000
Accumulated amortization	1,498	515
Finite-lived intangible assets, Net carrying amount	$ 57,502	$ 58,485
Proprietary recipes and formulas
Intangible assets with indefinite life:
Useful Life	7 years	7 years
Finite-lived intangible assets, Gross carrying amount	$ 7,000	$ 7,000
Accumulated amortization	381	131
Finite-lived intangible assets, Net carrying amount	$ 6,619	$ 6,869
Licensing agreements
Intangible assets with indefinite life:
Useful Life	14 years	14 years
Finite-lived intangible assets, Gross carrying amount	$ 22,000	$ 22,000
Accumulated amortization	599	206
Finite-lived intangible assets, Net carrying amount	$ 21,401	$ 21,794